PARENT COMPANY FINANCIAL INFORMATION - Condensed Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income
Total interest income	$ 57,777	$ 50,285
Expense
Interest expense	4,864	8,708
Income tax benefits	(5,732)	(2,526)
Net income	18,567	12,107
Southern States Bancshares, Inc.
Income
Dividend income from subsidiary	2,826	1,842
Total interest income	2,826	1,842
Expense
Interest expense	412	675
Other	1,054	847
Operating expenses	1,466	1,522
Income before income tax benefits and equity in undistributed earnings of subsidiary	1,360	320
Income tax benefits	294	320
Income before equity in undistributed earnings of subsidiary	1,654	640
Equity in undistributed earnings of subsidiary	16,913	11,467
Net income	$ 18,567	$ 12,107